Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Benefit recorded related to refund claim provided by Italy Revenue Agency	$ 1,008	$ (4,795)	$ (6,532)	$ (6,083)
Other disclosures
Liability for unrecognized tax benefits (including interest and penalties), recorded in other long term liabilities	11,328	11,222	10,349
Un-benefitted tax losses which would be realizable on settlement	1,599	1,599	1,599
Accrued Income tax interest and penalties	2,849	2,633	2,423
Net unrealized tax benefits that would affect income tax expense	9,729	9,623
Interest and penalties	2,849	2,633
Projected decrease in unrecognized tax benefits due to settlement with taxing authorities or expiration of statute	$ 4,922	$ 5,054